Cover Page	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	SeaStar Medical Holding Corporation
Entity Central Index Key	0001831868
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	3513 Brighton Blvd
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
City Area Code	844
Local Phone Number	427-8100
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Eric Schlorff
Entity Address, Address Line One	3513 Brighton Blvd
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216